Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	$ 1,025	$ 2,299
Accounts receivable, less allowance for doubtful accounts of $237 in 2017 and $235 in 2016	10,486	11,349
Inventories	850	773
Prepaid expenses	512	462
Other current assets	34	35
Total current assets	12,907	14,918
Property and equipment, net	43,215	43,971
Leased property under capital leases, net	6,360	6,035
Restricted cash	2,826	2,905
Noncurrent deferred tax asset	8	8
Other assets, net	62	61
Total assets	65,378	67,898
Liabilities and Equity
Current portion of obligations under capital leases	212	112
Current portion of long-term debt	547	517
Accounts payable	7,832	9,387
Accrued payroll and other compensation	739	684
Accrued income taxes	26	48
Other accrued taxes	372	448
Deferred revenues	2,718	2,716
Other liabilities and accrued expenses	658	764
Total current liabilities	13,104	14,676
Long-term debt, net of current portion	10,745	11,294
Long-term portion of obligations under capital leases	857	452
Asset retirement obligation	100	100
Contingencies and commitments
Equity:
Paid-in capital	58,965	58,953
Accumulated deficit	(20,557)	(20,250)
Total Avalon Holdings Corporation Shareholders' Equity	38,446	38,741
Non-controlling interest in subsidiary	2,126	2,635
Total equity	40,572	41,376
Total liabilities and equity	65,378	67,898
Common Class A [Member]
Equity:
Common stock	32	32
Common Class B [Member]
Equity:
Common stock	$ 6	$ 6